SHAREHOLDERS' DEFICIT	12 Months Ended
Dec. 31, 2022
SHAREHOLDERS' DEFICIT

18 — STOCKS

Common stocks

As of December 31, 2022, the Company has authority to issue 36,610,000 shares of common stock, with a par value of US$ 0.00001 per share (December 31, 2021, authority to issue 36,610,000 such shares, December 31, 2020, 22,084,561 such shares). As of December 31, 2022, there are 12,452,057 shares of common stock issued and outstanding (as of December 31, 2021; 12,436,432 shares and as of December 31, 2020; 9,000,000 shares).

The voting, dividend and liquidation rights of the holders of the common stock are subject to and qualified by the rights, powers and preferences of the holders of the preferred stock. The holders of the common stock are entitled to one vote for each share of common stock held at all meetings of stockholders; however, holders of common stock, as such, shall not be entitled to vote on any amendment that relates solely to the terms of one or more outstanding series of preferred stock if the holders of such affected series are entitled, either separately or together with the holders of one or more other such series, to vote. There is no cumulative voting. The number of authorized shares of common stock may be increased or decreased by the affirmative vote of the common stockholders the Company.

Preferred stocks

The summary of shares authorized and shares issued and outstanding with the following rights, preferences, powers, privileges and restrictions, qualifications and limitations as of December 31, 2022, 2021 and 2020 are as follows:

18 — STOCKS (Continued)

	December 31, 2022		December 31, 2021		December 31, 2020
		Shares		Shares		Shares
	Shares	issued and	Shares	issued and	Shares	issued and
	authorized	outstanding	authorized	outstanding	authorized	outstanding
Series A-1 Preferred Stock	4,018,918	4,018,918	4,018,918	4,018,918	4,018,918	4,018,918
Series A-2 Preferred Stock	3,864,517	3,864,517	3,864,517	3,864,517	3,864,517	3,864,517
Series A-3 Preferred Stock	2,193,438	2,193,438	2,193,438	2,193,438	2,193,438	2,193,438
Series B-1 Preferred Stock	8,380,000	8,221,262	8,380,000	8,221,262	—	—
Series B-2 Preferred Stock	40,115	40,115	40,115	40,115	—	—
Series B-3 Preferred Stock	3,723,905	3,723,905	3,723,905	3,723,905	—	—
Total	22,220,893	22,062,155	22,220,893	22,062,155	10,076,873	10,076,873

Dividends

Prior to any dividends being declared or paid to holders of the common stock, the holders of the preferred stock are entitled to first receive, or simultaneously receive, a dividend on each outstanding share of preferred stock in an amount at least equal to in the case of a dividend on common stock or any class or series that is convertible into common stock, that dividend per share of preferred stock as would equal the product of the dividend payable on each share of such class or series determined, if applicable, as if all shares of such class or series had been converted into common stock and the number of shares of common stock issuable upon conversion of a share of preferred stock, in each case calculated on the record date for determination of holders entitled to receive such dividend or in the case of a dividend on any class or series that is not convertible into common stock, at a rate per share of preferred stock determined by dividing the amount of the dividend payable on each share of such class or series of capital stock by the original issuance price of such class or series of common stock and multiplying such fraction by an amount equal to the applicable original issue price of the respective series; if the Company declares, pays or sets aside, on the same date, a dividend on shares of more than one class or series of capital stock of the Company, the dividend payable to the holders of preferred stock shall be calculated based upon the dividend on the class or series of capital stock that would result in the highest preferred stock dividend.

The applicable “Original Issue Price” shall mean: $2.4500 per share with respect to Series A-1 Preferred Stock; $0.1136 per share with respect to Series A-2 Preferred Stock; $1.1111 per share with respect to Series A-3 Preferred Stock; $3.6138 per share with respect to Series B-1 Preferred Stock; $2.5297 per share with respect to Series B-2 Preferred Stock; and $2.3490 per share with respect to Series B-3 Preferred Stock; in each case, subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization with respect to such series of Preferred Stock.

Liquidation

Series B preferred stock: In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, the holders Series B preferred stock are entitled to be paid out of the assets of the Company.

If upon any such liquidation, dissolution or winding up of the Company, the assets of the Company available for distribution to its stockholders shall be insufficient to pay the holders of shares of such Series B Preferred Stock the full amount to which they shall be entitled under the holders of such shares of Series B Preferred Stock shall share ratably in any distribution of the assets available for distribution in proportion to the respective amounts which would otherwise be payable in respect of the shares held by them upon such distribution if all amounts payable on or with respect to such shares were paid in full.

18 — STOCKS (Continued)

Series A Preferred Stock: In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, after the payment of all preference amounts required to be paid to the holders of Series B Preferred Stock, the holders of shares of Series A Preferred Stock then outstanding shall be entitled to be paid out of the assets of the Company available for distribution to its stockholders. If upon any such liquidation, dissolution or winding up of the Company or Deemed Liquidation Event, the assets of the Company available for distribution to its stockholders shall be insufficient to pay the holders of shares of such Series A Preferred Stock the full amount, the holders of such shares of Series A preferred stock shall share ratably in any distribution of the assets available for distribution in proportion to the respective amounts which would otherwise be payable in respect of the shares held by them upon such distribution if all amounts payable on or with respect to such shares were paid in full.

Voting

Each holder of outstanding shares of preferred stock is entitled to cast the number of votes equal to the number of whole shares of common stock into which the shares of Preferred Stock held by such holder are convertible.

The holders Series A preferred stock shall be entitled to elect one director of the Company, while the holders of Series B preferred stock, shall be entitled to elect two directors of the Company. In addition, the holders of record of the shares of common stock, shall be entitled to elect two directors of the Company. The holders of record of the shares of common stock and of any other class or series of voting stock, may elect the balance of the total number of directors of the Company.

Galata Acquisition Corp.
SHAREHOLDERS' DEFICIT

NOTE 8.     SHAREHOLDERS’ DEFICIT

Preferred Shares — The Company is authorized to issue 1,000,000 preferred shares with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of December 31, 2022 and December 31, 2021, there were no preferred shares issued or outstanding.

Class A Ordinary Shares — The Company is authorized to issue 200,000,000 Class A ordinary shares with a par value of $0.0001 per share. Holders of Class A ordinary shares are entitled to one vote for each share. As of December 31, 2022 and December 31, 2021, except for the 14,375,000 Class A ordinary shares subject to possible redemption, there were no Class A ordinary shares issued or outstanding.

Class B Ordinary Shares —The Company is authorized to issue 20,000,000 Class B ordinary shares with a par value of $0.0001 per share. Holders of Class B ordinary shares are entitled to one vote for each share. As of December 31, 2022 and December 31, 2021, there were 3,593,750 Class B ordinary shares issued and outstanding.

Only holders of the Class B ordinary shares will have the right to vote on the appointment of directors prior to the Business Combination. Holders of ordinary shares, holders of Class A ordinary shares and holders of Class B ordinary shares will vote together as a single class on all matters submitted to a vote of our shareholders except as otherwise required by law. In connection with our initial business combination, we may enter into a shareholders agreement or other arrangements with the shareholders of the target or other investors to provide for voting or other corporate governance arrangements that differ from those in effect upon completion of our IPO.

The Class B ordinary shares will automatically convert into the Company’s Class A ordinary shares at the time of its initial business combination on a one-for-one basis, subject to adjustment pursuant to certain anti-dilution rights, as described herein. In the case that additional Class A ordinary shares or equity-linked securities are issued or deemed issued in connection with the Company’s initial business combination, the number of Class A ordinary shares issuable upon conversion of all Class B ordinary shares will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all shares of ordinary shares outstanding upon the completion of the Initial Public Offering, plus the total number of Class A ordinary shares issued, or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of the initial business combination, excluding any Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, or to be issued, to any seller in the initial business combination and any private placement-equivalent warrants issued to the Sponsor, officers or directors upon conversion of working capital loans. Any conversion of Class B ordinary shares described will take effect as a compulsory redemption of Class B ordinary shares and an issuance of Class A ordinary shares as a matter of Cayman Islands law. In no event will the Class B ordinary shares convert into Class A ordinary shares at a rate of less than one-to-one.

Warrants - Public Warrants may only be exercised for a whole number of shares. No fractional warrants will be issued upon separation of the Units and only whole warrants will trade. The Public Warrants will become exercisable on the later of (a) 30 days after the completion of a Business Combination and (b) 12 months from the closing of the Public Offering. The Public Warrants will expire five years after the completion of a Business Combination or earlier upon redemption or liquidation.

The Company will not be obligated to deliver any shares of Class A ordinary share pursuant to the exercise of a warrant and will have no obligation to settle such warrant exercise unless a registration statement under the Securities Act covering the issuance of the shares of Class A ordinary shares issuable upon exercise of the warrants is then effective and a current prospectus relating to those shares of Class A ordinary shares is available, subject to the Company satisfying its obligations with respect to registration, or a valid exemption from registration is available. No warrant will be exercisable for cash or on a cashless basis, and the Company will not be obligated to issue any shares to holders seeking to exercise their warrants, unless the issuance of the shares upon such exercise is registered or qualified under the securities laws of the state of residence of the exercising holder, or an exemption from registration is available.

The Company has agreed that as soon as practicable, but in no event later than 20 business days after the closing of a Business Combination, the Company will use its commercially reasonable efforts to file, and within 60 business days following a Business Combination to have declared effective, a registration statement covering the issuance of the shares of Class A ordinary shares issuable upon exercise of the warrants and to maintain a current prospectus relating to those shares of Class A ordinary shares until the warrants expire or are redeemed. Notwithstanding the above, if the Class A ordinary share is at the time of any exercise of a warrant not listed on a national securities exchange such that it satisfies the definition of a “covered security” under Section 18(b)(1) of the Securities Act, the Company may, at its option, require holders of Public Warrants who exercise their warrants to do so on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act and, in the event the Company so elects, the Company will not be required to file or maintain in effect a registration statement, but will use its commercially reasonable efforts to register or qualify the shares under applicable blue sky laws to the extent an exemption is not available.

Redemption of Warrants When the Price per Share of Class A Ordinary Share Equals or Exceeds $18.00 — Once the warrants become exercisable, the Company may redeem the outstanding Public Warrants:

●	in whole and not in part;
●	at a price of $0.01 per Public Warrant;
●	upon a minimum of 30 days’ prior written notice of redemption, or the 30-day redemption period to each warrant holder; and
●	if, and only if, the last reported sale price of the Class A ordinary shares equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganization, recapitalizations and the like) for any 10 trading days within a 20-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to warrant holders.

If and when the warrants become redeemable by the Company, the Company may exercise its redemption right even if it is unable to register or qualify the underlying securities for sale under all applicable state securities laws.

If the Company calls the Public Warrants for redemption, as described above, its management will have the option to require any holder that wishes to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement. The exercise price and number of ordinary shares issuable upon exercise of the Public Warrants may be adjusted in certain circumstances including in the event of a stock dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation. However, except as described below, the Public Warrants will not be adjusted for issuances of ordinary shares at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the Public Warrants. If the Company is unable to complete a Business Combination within the Combination Period and the Company liquidates the funds held in the Trust Account, holders of Public Warrants will not receive any of such funds with respect to their Public Warrants, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with respect to such Public Warrants. Accordingly, the Public Warrants may expire worthless.

The Private Placement Warrants are identical to the Public Warrants underlying the Units being sold in the Public Offering, except that the Private Placement Warrants and the Class A ordinary shares issuable upon the exercise of the Private Placement Warrants will not be transferable, assignable or saleable until 30 days after the completion of a Business Combination, subject to certain limited exceptions.

The Company accounts for the 14,437,500 warrants issued in connection with the Initial Public Offering (including 7,187,500 Public Warrants and 7,250,000 Private Place Warrants) in accordance with the guidance contained in ASC 815-40. Such guidance provides that the warrants that are described above are afforded equity classification. Subsequent changes in fair value are not recognized as long as the contracts continue to be classified in equity.